CAPITAL LEASE - SCHEDULE OF LONG-TERM OBLIGATIONS UNDER CAPITAL LEASES (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 vessel	Dec. 31, 2016 tax_lease	Dec. 31, 2015 USD ($) vessel
Leases [Abstract]
Total obligations under capital lease	$ 117,751			$ 143,112
Number of leased shipping vessels		1	1	1